Equity - Movement of equity reserves (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity
Opening balance	$ 90,583,772	$ 53,499,363	$ 58,231,628
Dividends declared	(1,556,406)	(349,108)	(157,682)
Closing balance	113,903,089	90,583,772	53,499,363
Equity reserves
Equity
Opening balance	10,624,229	9,635,136
Release of reserves	(5,886,441)	(5,066,156)
Allocation to reserves	11,068,450	6,055,249
Dividends declared	(6,907,605)	0
Closing balance	$ 8,898,633	$ 10,624,229	$ 9,635,136